Earnings per share (EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings per share, Basic EPS [Abstract]:
Net income	$ 143,764	$ 115,087	$ 103,087
Less paid and accrued earnings allocated to Preferred Stock	(17,903)	(11,909)	(1,536)
Net income available to common stockholders	$ 125,861	$ 103,178	$ 101,551
Weighted average number of common shares, basic and diluted	75,027,474	74,800,000	74,800,000
Earnings per common share, basic and diluted	$ 1.68	$ 1.38	$ 1.36